Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases
Schedule of future minimum payments under leases
	06.30.2026	06.30.2025	06.30.2024
No later than one year	6,207	7,447	2,265
Later than one year and not later than five years	4,960	4,872	11,810
Later than five years	17,246	33	21,657
	28,413	12,352	35,732

Schedule of future minimum proceeds under non-cancellable operating leases
	06.30.2026	06.30.2025	06.30.2024
No later than one year	55,954	71,766	78,562
Later than one year and not later than five years	45,739	68,218	61,125
Later than five years	677	781	386
	102,370	140,765	140,073